Trade receivables - Narrative (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of provision matrix [line items]
Trade receivables, discount rate	0.96%	1.00%	1.00%
Amount of trade receivables transferred to FIAGRO	R$ 167,278
Amount of trade receivables transferred	R$ 822	R$ 0